COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 05, 2018	Jun. 30, 2026
Government and Other Grants [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security		$ 436
Commercial License Agreement [Member]
Government and Other Grants [Line Items]
Percentage of royalties on net sales	1.00%
Government and Other Grants [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received		100.00%
Maximum amount to be repaid as percentage		100.00%
Royalty Contingent Obligations		$ 8,433
Government and Other Grants [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		3.00%
Government and Other Grants [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		5.00%